Financial risk management - Foreign currency sensitivity analysis (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Apr. 29, 2020 $ / shares	Dec. 31, 2019 MXN ($) $ / shares	Dec. 31, 2018 MXN ($) $ / shares	Dec. 31, 2017 MXN ($) $ / shares
Financial risk management
Liability positions net in foreign currencies	$ 67,214
Carrying values of monetary assets and liabilities denominated in foreign currencies
Liabilities denominated in foreign currencies	(391,543)				$ (7,389,466,000)	$ (7,078,557,000)	$ (6,971,485,000)
Assets per segment	$ 915,448				$ 17,276,961,000	$ 15,590,484,000	$ 14,200,800,000
U.S. Dollar
Interbank exchange rate
Exchange rate | $ / shares	18.8727	19.6566	19.7354		18.8727	19.6566	19.7354
Currency risk
Financial risk management
Unfavorable change in exchange rate of peso against U.S. dollar (as a percent)	25.00%	25.00%	25.00%		25.00%	25.00%	25.00%
Liability positions net in foreign currencies		$ 53,944	$ 25,370
Estimated exchange rate (gain) loss from unfavorable change in exchange rate					$ (317,126,000)	$ (106,035,000)	$ (50,069,000)
Transactions in U.S. dollars
Technical assistance	$ 7,954	8,781	6,863
Insurance	935	2,227	2,295
Purchase of machinery and maintenance	7,685	9,527	16,562
Software	443	437	1,722
Professional services, fees and subscriptions	702	2,147	968
Other	4,303	8,043	6,437
Currency risk | U.S. Dollar
Carrying values of monetary assets and liabilities denominated in foreign currencies
Liabilities denominated in foreign currencies	(10,059)	(13,185)	(15,631)
Assets per segment	$ 77,273	$ 67,129	$ 41,001
Interbank exchange rate
Exchange rate				24.3882	18.8727	19.6566	19.7354